BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Trustek ) (Details) - USD ($) $ in Thousands	Jan. 10, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 319,280	$ 320,424	$ 76,020
Beijing Trustek [Member]
Business Acquisition [Line Items]
Cash consideration	$ 1,639
Shares consideration	8,229
Total	9,868
Cash and marketable security	3,591
Other current assets	4,830
Fixed assets	58
Other long term assets	249
Identifiable intangible assets acquired	1,623
Goodwill	6,294
Liability assumed	(6,777)
Total	$ 9,868